Employee benefits - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) Person Plan Company Rate	Dec. 31, 2022 EUR (€) Rate	Dec. 31, 2021 EUR (€) Rate
Defined Benefit Plan Disclosure [Line Items]
Number of plans | Plan	1
Multiemployer plan and defined contribution costs, employer contribution, accrued premium	€ 39,200,000	€ 53,200,000
Cymer compensation plan deferral period	3 years
Cymer compensation plan expenses	€ 0	0	€ 0
Deferred compensation plan liability	94,700,000	70,500,000
Compensation plan assets	€ 95,200,000	€ 71,100,000
Netherlands Multiemployer Union Plan
Defined Benefit Plan Disclosure [Line Items]
Number of full time equivalent employees in multiemployer union plans | Person	21,586
Number of full time equivalent employees in multiemployer union plans (in percentage)	53.60%
Number of companies covered by multiemployer plan | Company	1,568
Number of employees covered | Person	183,685
Employer contributions percentage | Rate	28.00%	28.00%	27.60%
Employer contribution under CBA, percentage | Rate	18.30%	15.70%	13.60%
Multi-employer union plan expected contribution	€ 365,000,000
Minimal coverage ratio (in percentage)	1.043	1.043
Multiemployer plan coverage ratio | Rate	109.40%	110.40%
Netherlands Multiemployer Union Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Multiemployer plan coverage ratio | Rate	120.00%